SCHEDULE OF ESTIMATED QUANTITIES OF NET PROVED RESERVES - PROVED DEVELOPED, PRODUCING (Details) - bbl	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subsequent Events [Abstract]
Beginning of the year	169,688	462,914
Revisions of previous estimates	2,729	(21,570)
Improved recovery
Purchases of minerals in place
Extensions and discoveries
Production	(12,430)	(61,039)
Sales of minerals in place	(124,390)	(210,617)
End of year	35,597	169,688